Financial risk review - Schedule of Bank's Loans and Securities Short-Term Portfolio (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of credit risk exposure [abstract]
Loan portfolio at amortized cost and investment portfolio less than/equal to 1 year according to its original terms	$ 5,127	$ 4,087
Average term (days)	187 days	197 days
Loan portfolio at amortized cost and investment portfolio greater than/equal to 1 year according to its original terms	$ 4,438	$ 4,119
Average term (days)	1388 days	1381 days